--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1997
================================================================================


                                                                                                                    (Unaudited)
                                                                                                                    Ratings (a)
                                                                                                                   ----------------
    Face                                                                     Maturity                   Value             Standard
    Amount                                                                     Date       Yield        (Note 1)    Moody's & Poor's
    ------                                                                     ----       -----         ------     -------   ------


Other Tax Exempt Investments (12.09%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  County of Los Angeles 1997-8 - Series A                        06/30/98      3.80 %  $   3,018,720     MIG-1    SP-1+
    5,000,000  Michigan Municipal Bond Authority RN - Series 1996A            07/03/97      3.85        5,000,158              SP-1+
    3,000,000  Ohio School District Cash Flow                                 06/30/98      3.83        3,016,980     MIG-1    SP-1+
    3,000,000  School District of The City of Detroit State School Aid Notes
               (Wayne County)                                                 05/01/98      3.85        3,014,520              SP-1+
    5,000,000  State of Texas TRAN - Series 1996                              08/29/97      3.85        5,006,605     MIG-1    SP-1+
    5,000,000  State of Texas TRAN - Series 1996                              08/29/97      3.90        5,006,196     MIG-1    SP-1+
 ------------                                                                                        ------------
   24,000,000  Total Other Tax Exempt Investments                                                      24,063,179
 ------------                                                                                        ------------
Variable Demand Rate Instruments (c) (53.29%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,870,000  Alabama HFA (Windscape Project)
               LOC Amsouth Bank N.A.                                          12/01/03      4.30%   $  3,870,000      VMIG-1
    4,085,000  Bexar County, TX HFDC (Air Force Village II) - Series 1985B
               LOC Rabobank Nederland                                         03/01/12      4.13       4,085,000               A1+
    1,570,000  Bloomington, IL Normal Airport Authority - Series 1995A        01/01/13      4.20       1,570,000      VMIG-1
      100,000  Burke County, GA Development Authority PCRB
               (Georgia Power Co. Vogtle Project)                             09/01/26      4.05         100,000      VMIG-1   A1
    3,650,000  City & County of Denver, CO Refunding MHRB
               (Cotton Wood Creek Project)
               LOC General Electric Capital Corporation                       04/15/14      4.40       3,650,000               A1+
    6,000,000  City of Baltimore, MD (HM Investments, Ltd.) - Series 1993
               LOC Barclays Bank PLC                                          02/01/00      4.15       6,000,000               A1+
    2,000,000  City of Detroit, MI Water Supply System RB
               Second Lien Bonds - Series 1995                                07/01/25      4.30       2,000,000               A1+
    2,000,000  Clayton County, GA MHRB (Rainwood Development Project)
               LOC Bankers Trust Company                                      05/01/06      4.25       2,000,000               A1+
    3,000,000  Connecticut State Development Authority
               (CT Light & Power Company Project) - Series 1993A
               LOC Deutsche Bank A.G.                                         09/01/28      4.05       3,000,000      VMIG-1   A1+
    6,700,000  Connecticut State Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank A.G.                                           12/01/10      4.10       6,700,000      VMIG-1   A1+
    2,800,000  County of Franklin, OH Hospital Facilities
               (Lutheran Senior City, Inc. Project) - Series 1994
               LOC First National Bank of Chicago                             05/01/15      4.15       2,800,000      VMIG-1




--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997
================================================================================

                                                                                                                    (Unaudited)
                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                     Maturity                  Value               Standard
    Amount                                                                     Date       Yield       (Note 1)     Moody's & Poor's
    ------                                                                     ----       -----        ------      -------   ------
Variable Demand Rate Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  County of Hamilton Ohio Adjustable Rate
               Hospital Facilities Revenue Bonds - 1997B
               MBIA Insured                                                   01/01/18      4.15%   $  5,000,000     VMIG-1     A1+
    7,150,000  DeKalb County, GA Refunding MHRB - Series 1988
               (Wood Hills Apartment Project)
               LOC Bank of Montreal                                           12/01/07      4.20       7,150,000                A1+
    1,400,000  Georgetown, KY Educational Institution Improvement
               (Georgetown College)
               LOC PNC Bank N.A.                                              06/01/04      4.25       1,400,000     VMIG-1
    1,100,000  Greensboro, NC (Greensboro Coliseum) - Series A                12/01/15      4.20       1,100,000                A1+
    1,750,000  Greensboro, NC Public Improvement - Series B                   04/01/11      4.20       1,750,000     VMIG-1     A1+
    1,950,000  Greensboro, NC Public Improvement - Series B                   04/01/13      4.20       1,950,000     VMIG-1     A1+
    5,400,000  Harris County, TX Health Facilities Hospital Revenue Bonds
               (Memorial Hospital Systems)                                    06/01/24      4.15       5,400,000     VMIG-1     A1+
    8,800,000  Idaho HFA (Holy Cross Health System)                           12/01/23      4.15       8,800,000     VMIG-1     A1+
    3,300,000  Illinois Educational Facilities Authority RB
               (Chicago Children's Museum) - Series 1994
               LOC First National Bank of Chicago                             02/01/28      4.15       3,300,000     VMIG-1     A1+
    4,000,000  Illinois HFA RB (Northwestern Memorial Hospital) - Series 1995 08/15/25      4.25       4,000,000     VMIG-1
    2,500,000  Indiana HFA (Rehabilitation Hospital of Indiana)
               LOC First National Bank of Chicago                             11/01/20      4.20       2,500,000     VMIG-1
    3,100,000  Jacksonville, FL IDRB
               (University of Florida Health Science Center) - Series 1989
               LOC Barnett Bank of Jacksonville                               07/01/19      4.38       3,100,000     VMIG-1
    2,500,000  Maryland State IDA RB (Johnson Control Incorporation)          12/01/03      4.35       2,500,000     VMIG-1     A1
    6,950,000  Michigan State Hospital Financial Authority RB
               (Chelsea Community Hospital)
               LOC Comerica Bank                                              11/15/19      4.15       6,950,000     VMIG-1
    3,000,000  Michigan State Strategic Fund PCRB
               (Consumers Power Company Project) - Series 1993A
               LOC Canadian Imperial Bank Of Commerce                         06/15/10      4.25       3,000,000                A1+
    4,420,000  Montgomery County MD, Housing Opportunities Commission MHRB
               LOC General Electric Capital Corporation                       11/01/07      4.35       4,420,000                A1+
    4,285,000  New Hampshire HEFA RB - Series 1995
               (Franklin Regional Hospital Association)
               LOC Bank of Ireland                                            09/01/05      4.40       4,285,000     VMIG-1




--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================


                                                                                                                     (Unaudited)
                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                    Maturity                   Value              Standard
    Amount                                                                    Date         Yield      (Note 1)    Moody's  &  Poors
    ------                                                                    ----         -----       ------     -------     -----
Variable Demand Rate Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,200,000  New Hampshire HEFA RB (Alice Peck Day Memorial Hospital)
               LOC Corestates Bank, N.A.                                      11/01/05      4.20%   $  2,200,000     VMIG-1
    1,500,000  Pitkin County, CO IDRB (Aspen Skiing Company Project) - Series B
               LOC First National Bank of Chicago                             04/01/16      4.25       1,500,000                A1+
  -----------                                                                                       ------------
  106,080,000  Total Variable Demand Rate Instruments                                                106,080,000
  -----------                                                                                       ------------
Put Bonds (10.51%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  7,500,000  Connecticut State Special Assessment Unemployment
               Compensation Advance Fund RB - Series 93C
               SBPA - FGIC Securities Purchase, Inc. (b)                      07/01/98      3.90%   $  7,500,000     VMIG-1     A1+
    2,360,000  Illinois Housing Development Authority Homeowner
               Mortgage RB 1996 Sub Series F-1                                12/18/97      3.65       2,360,000     VMIG-1     A1+
    5,000,000  Intermountain Power Agency RB - Series 1985F
               LOC Morgan Guaranty Trust Company                              06/15/98      3.80       5,000,000     VMIG-1     A1+
    6,060,000  Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                           11/01/97      3.75       6,060,000                A1+
  -----------                                                                                        -----------
   20,920,000  Total Put Bonds                                                                        20,920,000
  -----------                                                                                        -----------
Tax Exempt Commercial Paper (25.42%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,800,000  Burlington, KS PCRB Refunding & Improvement Revenue Bonds
               (Kansas City Power & Light Company Project) - Series B
               LOC Deutsche Bank A.G.                                         08/14/97      3.80%   $  2,800,000     P1         A1+
    5,300,000  Burlington, KS PCRB Refunding & Improvement Revenue Bonds
               (Kansas City Power & Light Company Project)
               LOC Toronto-Dominion Bank                                      07/10/97      3.85       5,300,000                A1+
    3,000,000  City of New York, N.Y. GO Bonds Fiscal 1996 - Series J-2
               LOC Commerzbank A.G.                                           09/17/97      3.75       3,000,000     P1         A1+
    4,000,000  Connecticut Municipal Electric Energy
               Co-operative Power Supply Systems - Series A
               LOC Fleet National Bank                                        07/02/97      3.95       4,000,000     P1         A1
    3,000,000  Illinois Educational Facility Authority Revenue Notes
               (Pooled Financing Program)
               LOC Northern Trust                                             07/10/97      3.75       3,000,000                A1+
    3,100,000  Intermountain Power Agency
               Variable Rate Revenue & Refunding Bond - Series 1985F
               LOC Swiss Bank Corp.                                           09/18/97      3.75       3,100,000     VMIG-1     A1+
   10,000,000  Intermountain Power Authority
               LOC Swiss Bank Corp.                                           08/20/97      3.45      10,000,000     VMIG-1     A1+




--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997
================================================================================

                                                                                                                      (Unaudited)
                                                                                                                      Ratings (a)
                                                                                                                   ----------------

    Face                                                                     Maturity                  Value              Standard
    Amount                                                                     Date       Yield       (Note 1)     Moody's & Poor's
    ------                                                                     ----       -----        ------      -------   ------
Tax Exempt Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Maricopa County, AZ PCRB
               (Southern California Edison) - Series 1985                     07/10/97      3.85%   $  5,000,000     P1         A1
    3,400,000  Rochester, MN Health Care Facility
               (Mayo Foundation - Mayo Medical Center) - Series 1992C         07/10/97      3.40       3,400,000     P1         A1+
    6,000,000  Sunshine State Government Finance Commission RB - Series 1986
               LOC Union Bank of Switzerland/Morgan Guaranty/
               National Westminster                                           07/16/97      3.45       6,000,000     VMIG-1
    5,000,000  The Board of Regents of Texas
               A & M University System - Series 1993 B                        07/22/97      3.50       5,000,000     P1         A1+
  -----------                                                                                       ------------
   50,600,000  Total Tax Exempt Commercial Paper                                                      50,600,000
  -----------                                                                                       ------------
               Total Investments (101.31%) (Cost $201,663,179+)                                      201,663,179
               Liabilities in Excess of Cash and Other Assets (-1.31%)                              (  2,613,018)
                                                                                                     -----------
               Net Assets (100.00%) 199,053,407 Shares Outstanding (Note 3)                        $ 199,050,161
                                                                                                    ============
               Net Asset Value, offering and redemption price per share                            $        1.00
                                                                                                    ============

               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest.

(b) Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(c) Interest rates are adjustable on a daily, weekly or monthly basis. The rate shown is the rate in effect at the date of this statement.

KEY:

    FGIC     =   Financial Guaranteed Insurance Company          MBIA     =    Municipal Bond Insurance Association

    GO       =   General Obligation                              MHRB     =    Multifamily Housing Revenue Bond

    HEFA     =   Health and Education Facilities Authority       PCRB     =    Pollution Control Revenue Bond

    HFA      =   Housing Finance Authority                       RB       =    Revenue Bond

    HFDC     =   Health Facilities Development Corporation       RN       =    Revenue Note

    IDA      =   Industrial Development Authority                SBPA     =    Standby Purchase Agreement

    IDRB     =   Industrial Development Revenue Bond             TRAN     =    Tax and Revenue Anticipation Note

    LOC      =   Letter of Credit

--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997
================================================================================

INVESTMENT INCOME
 Interest income..............................................................   $   8,192,103
 Expenses (Note 2)............................................................   (     916,263)
                                                                                  ------------
 Net investment income........................................................       7,275,840


 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments......................................   (       1,065)
                                                                                  ------------
 Net increase in net assets from operations...................................   $   7,274,775
                                                                                 =============



















--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           Year                    Year
                                                                           Ended                   Ended
                                                                       June 30, 1997           June 30, 1996
                                                                       -------------           -------------




INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income............................................ $     7,275,840         $     7,736,883
    Net realized gain (loss) on investments.......................... (         1,065)                 -0-
                                                                       --------------          --------------
    Net increase in net assets from operations.......................       7,274,775               7,736,883
 Dividends to shareholders from net investment income................ (     7,275,840)        (     7,736,883)
 Net increase (decrease) from capital share transactions (Note 3)     (    55,199,971)             41,118,888
                                                                       --------------          --------------
        Total increase (decrease) in net assets...................... (    55,201,036)             41,118,888
 Net assets:
    Beginning of year................................................     254,251,197             213,132,309
                                                                      ---------------          --------------
    End of year...................................................... $   199,050,161         $   254,251,197
                                                                      ===============          ==============

















--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required. At June 30, 1997, the Fund had a capital loss carryforward of $2,181 and $1,065 available to offset future capital gains expiring June 30, 2001, and June 30, 2005, respectively.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================


2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock

At June 30, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $199,053,407. Transactions in capital stock, all at $1.00 per share, were as follows:




                                                     Year Ended                          Year Ended
                                                    June 30, 1997                       June 30, 1996
                                                    -------------                       -------------
  Sold....................................             395,065,691                         524,691,635
  Issued on reinvestment of dividends.....               2,142,906                           2,123,017
  Redeemed................................         (   452,408,568)                    (   485,695,764)
                                                    --------------                      --------------
  Net increase (decrease).................         (    55,199,971)                         41,118,888
                                                    ==============                      ==============
  At June 30, 1997, the Fund had an accumulated net realized loss of $3,246.

  4. Liabilities

  At June 30, 1997, the Fund had the following liabilities:
  Payables for securities purchases.......         $     9,050,220
  Accrued management fee..................                  68,891
  Dividends payable.......................                 408,926
                                                    --------------
   Total liabilities......................         $     9,528,037
                                                    ==============






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================





  5. Financial Highlights


                                                                          Year Ended June 30,
                                               -------------------------------------------------------------------


                                                      1997             1996            1995        1994         1993
                                                    --------         ---------      ---------    --------     --------
   Per Share Operating Performance:
   (for a share outstanding throughout the year)
   Net asset value, beginning of year......         $  1.00          $  1.00        $   1.00     $  1.00      $  1.00
                                                    --------         ---------      ---------    --------     --------
   Income from investment operations:
     Net investment income................             0.032            0.033           0.032       0.021        0.022
   Less distributions:
     Dividends from net investment income.             0.032            0.033           0.032       0.021        0.022
                                                    --------         ---------      ---------    --------     --------
   Net asset value, end of year............         $  1.00          $  1.00        $   1.00     $  1.00      $  1.00
                                                    ========         =========      =========    ========     ========
   Total Return............................            3.23%            3.31%           3.22%       2.14%        2.27%
   Ratios/Supplemental Data
   Net assets, end of year (000)...........         $199,050         $254,251       $ 213,134    $133,927     $133,230
   Ratios to average net assets:
    Expenses..............................             0.40%            0.40%           0.40%       0.40%        0.40%
    Net investment income.................             3.18%            3.26%           3.22%       2.13%        2.25%
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================


To The Board of Directors and Shareholders of
Tax Exempt Proceeds Fund, Inc.



We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. as of June 30, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



[GRAPHIC OMITTED]





New York, New York
July 31, 1997




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------------------------------------------------------

This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







TAX EXEMPT
PROCEEDS
FUND, INC.







                                  Annual Report
                                  June 30, 1997



--------------------------------------------------------------------------------